Borrowings and Lines of Credit (Long-Term Debt) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Project financing obligations		$ 158	$ 155
Total principal long-term debt		27,118	23,299
Other debt (including capitalized leases)		195	189
Other (fair market value adjustments, discounts and debt issuance costs)		(25)	1
Total long-term debt		27,093	23,300
Less: current portion		2,104	1,603
Long-term debt, net of current portion		24,989	21,697
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months		2,104
Long Term Debt Maturities Repayments Of Principal In Year Two		2,271
Long Term Debt Maturities Repayments Of Principal In Year Three		2,479
Long Term Debt Maturities Repayments Of Principal In Year Four		2,175
Long Term Debt Maturities Repayments Of Principal In Year Five		2,804
Long Term Debt Maturities Repayments Of Principal After Year Five		15,285
Notes 1.800% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 0	1,500
Debt Instrument, Interest Rate, Stated Percentage		1.80%
Debt Instrument, Maturity Year Date		2017
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 99	99
Debt Instrument, Interest Rate, Stated Percentage		6.80%
Debt Instrument, Maturity Year Date		2018
EURIBOR plus 0.800% floating rate notes due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 890	783
Debt Instrument, Maturity Year Date		2018
Debt Instrument, Call Feature		The three-month EURIBOR rate as of December 30, 2017 was approximately -0.329%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 1,100	1,100
Debt Instrument, Interest Rate, Stated Percentage		1.778%
Debt Instrument, Maturity Year Date		2018
LIBOR plus 0.350% floating rate notes due 2019
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 350	350
Debt Instrument, Maturity Year Date		2019
Debt Instrument, Call Feature		The three-month LIBOR rate as of December 30, 2017 was approximately 1.694%.
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 650	650
Debt Instrument, Interest Rate, Stated Percentage		1.50%
Debt Instrument, Maturity Year Date		2019
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
EURIBOR plus 0.15% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 890	0
Debt Instrument, Maturity Year Date		2019
Debt Instrument, Call Feature		The three-month EURIBOR rate as of December 30, 2017 was approximately -0.329%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 271	271
Debt Instrument, Interest Rate, Stated Percentage		8.875%
Debt Instrument, Maturity Year Date		2019
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 171	171
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Debt Instrument, Maturity Year Date		2020
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,250	1,250
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2020
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 1.900% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,000	0
Debt Instrument, Interest Rate, Stated Percentage		1.90%
Debt Instrument, Maturity Year Date		2020
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 250	250
Debt Instrument, Interest Rate, Stated Percentage		8.75%
Debt Instrument, Maturity Year Date		2021
Notes 1.950% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 750	750
Debt Instrument, Interest Rate, Stated Percentage		1.95%
Debt Instrument, Maturity Year Date		2021
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 1.125% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,127	992
Debt Instrument, Interest Rate, Stated Percentage		1.125%
Debt Instrument, Maturity Year Date		2021
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 2.300% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 500	0
Debt Instrument, Interest Rate, Stated Percentage		2.30%
Debt Instrument, Maturity Year Date		2022
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 2,300	2,300
Debt Instrument, Interest Rate, Stated Percentage		3.10%
Debt Instrument, Maturity Year Date		2022
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 890	783
Debt Instrument, Interest Rate, Stated Percentage		1.25%
Debt Instrument, Maturity Year Date		2023
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 2.800% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 800	0
Debt Instrument, Interest Rate, Stated Percentage		2.80%
Debt Instrument, Maturity Year Date		2024
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 1.875% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 593	522
Debt Instrument, Interest Rate, Stated Percentage		1.875%
Debt Instrument, Maturity Year Date		2026
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 2.650% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,150	1,150
Debt Instrument, Interest Rate, Stated Percentage		2.65%
Debt Instrument, Maturity Year Date		2026
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 3.125% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,100	0
Debt Instrument, Interest Rate, Stated Percentage		3.125%
Debt Instrument, Maturity Year Date		2027
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 141	141
Debt Instrument, Interest Rate, Stated Percentage		7.10%
Debt Instrument, Maturity Year Date		2027
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 400	400
Debt Instrument, Interest Rate, Stated Percentage		6.70%
Debt Instrument, Maturity Year Date		2028
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 550	550
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Debt Instrument, Maturity Year Date		2029
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 600	600
Debt Instrument, Interest Rate, Stated Percentage		5.40%
Debt Instrument, Maturity Year Date		2035
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 600	600
Debt Instrument, Interest Rate, Stated Percentage		6.05%
Debt Instrument, Maturity Year Date		2036
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 134	134
Debt Instrument, Interest Rate, Stated Percentage		6.80%
Debt Instrument, Maturity Year Date		2036
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 159	159
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Debt Instrument, Maturity Year Date		2038
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,000	1,000
Debt Instrument, Interest Rate, Stated Percentage		6.125%
Debt Instrument, Maturity Year Date		2038
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,000	1,000
Debt Instrument, Interest Rate, Stated Percentage		5.70%
Debt Instrument, Maturity Year Date		2040
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 3,500	3,500
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2042
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 850	850
Debt Instrument, Interest Rate, Stated Percentage		4.15%
Debt Instrument, Maturity Year Date		2045
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 3.750% Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,100	1,100
Debt Instrument, Interest Rate, Stated Percentage		3.75%
Debt Instrument, Maturity Year Date		2046
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.
Notes 4.050% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 600	$ 0
Debt Instrument, Interest Rate, Stated Percentage		4.05%
Debt Instrument, Maturity Year Date		2047
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.

[1]	We may redeem these notes at our option pursuant to their terms.
[2]	The three-month EURIBOR rate as of December 29, 2017 was approximately -0.329%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
[3]	The three-month LIBOR rate as of December 29, 2017 was approximately 1.694%.